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                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                        AIM INTERMEDIATE GOVERNMENT FUND

                       Supplement dated September 20, 2002
                      to the Prospectus dated June 3, 2002,
           as supplemented June 3, 2002, June 7, 2002 and July 1, 2002


The following information replaces the fifth sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "The fund will maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between three and ten years."

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                                CLASS C SHARES OF

                            AIM SHORT TERM BOND FUND

                   Supplement dated September 20, 2002 to the
        Prospectus dated August 30, 2002, as supplemented August 30, 2002

The following information replaces the last sentence in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "Under normal market conditions the fund's effective duration and weighted average effective maturity, as estimated by the fund's portfolio managers, will be less than three years."

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM TOTAL RETURN BOND FUND

                   Supplement dated September 20, 2002 to the
       Prospectus dated December 31, 2001, as supplemented March 5, 2002,
                          June 7, 2002 and July 1, 2002

This supplement supercedes and replaces in their entirety the supplements dated March 5, 2002, June 7, 2002 and July 1, 2002.

The following information replaces the first and second sentences of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "The fund will attempt to achieve its objective by investing, normally, at least 80% of its assets in a diversified portfolio of investment-grade fixed income securities generally represented by the sector categories within the Lehman Brothers Aggregate Bond Index. These fixed income securities may include U.S. Treasury and agency securities, mortgage-backed and asset-backed securities and corporate bonds of varying maturities. In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options."

The following information replaces the last sentence in the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the
Prospectus:

         "Under normal market conditions the fund's effective duration, as estimated by the fund's portfolio managers, will be within +/- 1.5 years of that of the Lehman Brothers Aggregate Bond Index and the fund will generally maintain a weighted average effective maturity, as estimated by the fund's portfolio managers, of between six and ten years."

The following information has been added after the second sentence of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."


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The following replaces in its entirety the table appearing under the heading
"FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 2 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(2)

         -------------------------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)             CLASS A                 CLASS B                CLASS C
         -------------------------------------------------------------------------------------

         Management Fees                  0.50%                   0.50%                  0.50%

         Distribution and/or
         Service (12b-1) Fees             0.35                    1.00                   1.00

         Other Expenses                   0.62                    0.62                   0.62

         Total Annual Fund
         Operating Expenses               1.47                    2.12                   2.12

         Waiver                           0.22                    0.12                   0.12

         Net Expenses                     1.25                    2.00                   2.00
         -------------------------------------------------------------------------------------

         (1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

         (2) There is no guarantee that actual expenses will be the same as those shown in the table.

         (3) The distributor has contractually agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25%. Further, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.25% (e.g. if AIM waives 0.12% of Class A expenses, AIM will also waive 0.12% of Class B and Class C expenses).

         (4) Other Expenses are based on estimated amounts for the current fiscal year.

         (5) AIM has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.00%. Total Annual Operating Expenses net of this agreement are 1.00%, 1.75% and 1.75% for Class A, Class B and Class C shares, respectively. This agreement may be terminated at any time.

         You may also be charged a transaction or other fee by the financial institution managing your account.

                  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.